UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    May 7, 2009


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		62

Form 13F Information Table Value Total:		84,155



List of Other Included Managers:

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
 						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None
AT&T Inc		COM	017175-10-0	258	10235	SH	Sole				10235
Alleghany Corp		COM	018490-10-2	2714	10020	SH	Sole				10020
Allergan		COM	G0450A-10-5	573	12000	SH	Sole				12000
Arch Cap Group LTD	COM	00206R-10-2	232	4300	SH	Sole				4300
Automatic Data Prcssng 	COM	053015-10-3	1358	38622	SH	Sole				38622
Avalonbay Comm Reit Inc.COM	053484-10-1	233	4950	SH	Sole				4950
BCSB Bancorp Inc.	COM	055367-10-6	87	10000	SH	Sole				10000
Bank Of Amer Corp	COM	060505-10-4	455	66647	SH	Sole				66647
Beckman Coulter		COM	075811-10-9	213	4184	SH	Sole				4184
Berkshire Hahwy Inc-Cl ACOM	084670-10-8	433	5	SH	Sole				5
Berkshire Hthwy Inc-Cl BCOM	084670-20-7	8452	2997	SH	Sole				2997
Boston Properties	COM	101121-10-1	207	5900	SH	Sole				5900
Citadel Brdcasting Corp	COM	17285T-10-6	1	10789	SH	Sole				10789
Coca-Cola Corp		COM	191216-10-0	1213	27600	SH	Sole				27600
Covidien		COM	G2552X-10-8	1767	53171	SH	Sole				53171
Dell Computer Corp Com	COM	24702r-10-1	2169	228789	SH	Sole				228789
Dover Corp Com		COM	260003-10-8	1728	65521	SH	Sole				65521
Dover Motorsports Inc	COM	260174-10-7	238	128798	SH	Sole				128798
Exxon Mobil Corp	COM	30231g-10-2	2648	38879	SH	Sole				38879
Farmer Bros Corp	COM	307675-10-8	966	54292	SH	Sole				54292
Federal Rlty Invt Tr SbiCOM	313747-20-6	306	6650	SH	Sole				6650
First Natl Bk Alaska 	COM	32112J-10-6	599	371	SH	Sole				371
Fortune Brands Inc	COM	349631-10-1	304	12396	SH	Sole				12396
General Electric Corp	COM	369604-10-3	206	20394	SH	Sole				20394
Genuine Parts Co Com	COM	372460-10-5	2440	81730	SH	Sole				81730
Gladstone Capital Corp 	COM	376535-10-0	1015	162185	SH	Sole				162185
Glaxo Holdings Plc	COM	37733w-10-5	1424	45817	SH	Sole				45817
HCP Inc.		COM	40414L-10-9	227	12700	SH	Sole				12700
Harley Davidson Inc Com	COM	412822-10-8	179	13350	SH	Sole				13350
Hasbro Inc Com		COM	418056-10-7	2804	111864	SH	Sole				111864
Home Depot Inc Com	COM	437076-10-2	2447	103865	SH	Sole				103865
Intntnl Business MachineCOM	459200-10-1	214	2208	SH	Sole				2208
Intrntnl Speedway Cl A	COM	460335-20-1	1641	74398	SH	Sole				74398
Johnson & Johnson	COM	478160-10-4	3536	67231	SH	Sole				67231
Leucadia National Corp	COM	527288-10-4	1816	121945	SH	Sole				121945
Lowes Cos Inc Com	COM	548661-10-7	811	44450	SH	Sole				44450
Markel Corp Com		COM	570535-10-4	5557	19576	SH	Sole				19576
Marsh & McLennan Cos 	COM	571748-10-2	2307	113918	SH	Sole				113918
McClatchy Co Cl A	COM	579489-10-5	26	53170	SH	Sole				53170
McDonalds Corp		COM	580135-10-1	221	4050	SH	Sole				4050
Mohawk Inds Inc Com	COM	608190-10-4	420	14075	SH	Sole				14075
Nestle Sa-Adr Repstg	COM	641069-40-6	802	23912	SH	Sole				23912
Norfolk Southern Corp	COM	655844-10-8	1879	55666	SH	Sole				55666
Paychex Inc		COM	704326-10-7	2480	96592	SH	Sole				96592
Plum Creek Timber Dep	COM	729251-10-8	656	22567	SH	Sole				22567
Procter & Gamble Co	COM	742718-10-9	334	7103	SH	Sole				7103
Progressive Corp Ohio 	COM	743315-10-3	2572	191334	SH	Sole				191334
Royce Value Trust Inc	COM	780910-10-5	202	28610	SH	Sole				28610
Royal Dutch Shell Plc 	COM	780257-80-4	579	13075	SH	Sole				13075
Sandy Spring Bancorp 	COM	800363-10-3	1703	152616	SH	Sole				152616
SPDR Tr Unit Ser 1	COM	78462f-10-3	268	3368	SH	Sole				3368
St Joe Corporation	COM	790148-10-0	1908	114001	SH	Sole				114001
Target Corp Com		COM	87612e-10-6	295	8565	SH	Sole				8565
Tyco Electronics	COM	G9144P-10-5	1178	106700	SH	Sole				106700
Tyco Intl Ltd New Com	COM	902124-10-6	1162	59421	SH	Sole				59421
Verizon Communications 	COM	92343v-10-4	213	7048	SH	Sole				7048
Wal Mart Stores Inc Com	COM	931142-10-3	6007	115302	SH	Sole				115302
Walt Disney Holding Co	COM	254687-10-6	2707	149080	SH	Sole				149080
Washington Post Co Cl B	COM	939640-10-8	2772	7763	SH	Sole				7763
Washington Rl Est Inv TrCOM	939653-10-1	416	24053	SH	Sole				24053
Wells Fargo & Co (new)	COM	949746-10-1	1151	80838	SH	Sole				80838
Wyeth			COM	983024-10-0	426	9900	SH	Sole				9900

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